Note 17 (Tables)	9 Months Ended
Jul. 31, 2012
Operations [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$65,742	$44,051	$159,049	$126,035
Mid-Atlantic	77,131	57,338	196,302	150,600
Midwest	28,271	17,721	70,100	49,295
Southeast	24,660	18,038	81,215	50,476
Southwest	139,790	108,188	346,331	298,829
West	40,559	32,423	119,322	97,896
Total homebuilding	376,153	277,759	972,319	773,131
Financial services	10,787	7,850	25,990	20,249
Corporate and unallocated	71	9	-	(98)
Total revenues	$387,011	$285,618	$998,309	$793,282

Income (loss) before income taxes:
Northeast	$1,435	$(8,400)	$(4,338)	$(43,124)
Mid-Atlantic	4,946	(4,816)	12,615	(13,805)
Midwest	294	(2,893)	(953)	(7,226)
Southeast	(2,417)	(4,017)	(9,150)	(10,697)
Southwest	11,815	7,577	24,600	19,449
West	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial services	4,676	2,303	9,339	4,055
Corporate and unallocated	(21,224)	(39,178)	(43,892)	(119,313)
Loss before income taxes	$(1,817)	$(55,575)	$(17,041)	$(193,820)

Assets [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In thousands)	July 31, 2012	October 31, 2011

Assets:
Northeast	$411,486	$385,217
Mid-Atlantic	212,153	219,287
Midwest	70,785	59,105
Southeast	83,349	83,044
Southwest	215,908	188,321
West	161,990	168,590
Total homebuilding	1,155,671	1,103,564
Financial services	117,628	85,106
Corporate and unallocated	351,544	413,510
Total assets	$1,624,843	$1,602,180